Description of Business (Details)	Sep. 13, 2018	Mar. 31, 2021 location	Dec. 31, 2020 customer
Business Acquisition
Number of retail hub locations		11	10
Orange Grove Fleet Solutions, LLC
Business Acquisition
Redemption of membership interest (in percent)	80.00%
Acquisition of membership interest (in percent)	20.00%
ASC 805
Business Acquisition
Acquisition of membership interest (in percent)	20.00%
Orange Grove Fleet Solutions, LLC
Business Acquisition
Ownership interest (in percent)		100.00%	100.00%
Orange Peel Protection Reinsurance Co. Ltd.
Business Acquisition
Ownership interest (in percent)		100.00%	100.00%
Orange Peel Protection Reinsurance Co. Ltd. | Orange Peel LLC
Business Acquisition
Ownership interest (in percent)			100.00%
Orange Peel LLC
Business Acquisition
Ownership interest (in percent)		100.00%	100.00%